Investments Accounted for Using the Equity Method - Share of Comprehensive Income of Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of investments accounted for using equity method [line items]
Profit for the year	¥ 202,512	¥ 272,734	¥ 164,203
Other comprehensive income	79,233	32,260	(31,943)
Comprehensive income for the year	281,745	304,994	132,260
Affiliates [member]
Disclosure of investments accounted for using equity method [line items]
Profit for the year	(17,844)	53,511	(434)
Other comprehensive income	26,673	(1,197)	(5,758)
Comprehensive income for the year	8,829	52,314	(6,192)
Joint ventures [member]
Disclosure of investments accounted for using equity method [line items]
Profit for the year	220,356	219,223	164,637
Other comprehensive income	52,560	33,457	(26,185)
Comprehensive income for the year	¥ 272,916	¥ 252,680	¥ 138,452